CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets
Cash and cash equivalents	¥ 491,715	$ 69,257	¥ 737,139
Restricted cash	144,640	20,372	76,070
Short-term deposits	365,838	51,527	171,541
Short-term investments	70,369	9,911	197,058
Other receivables from related parties (net of allowance of RMB19 and nil as of December 31, 2022 and December 31, 2023, respectively )	224	32	25,021
Inventories	442,219	62,285	502,291
Prepaid expenses and other current assets	186,672	26,292	183,708
Long-term deposits-current portion	30,000	4,225
Total current assets	2,282,702	321,512	2,494,977
Non-current assets
Prepaid expenses and other non-current assets	18,824	2,651	22,856
Property, plant and equipment, net	342,985	48,308	236,432
Deferred tax assets	10,990	1,548	12,660
Intangible assets, net	10,901	1,535	13,671
Right-of-use assets, net	4,971	700	14,649
Land use rights, net	59,177	8,335	60,449
Long-term deposits-non-current portion	0		30,000
Long-term investment	23,838	3,358
Total non-current assets	471,686	66,435	390,717
Total assets	2,754,388	387,947	2,885,694
Current liabilities
Accounts and notes payable (including accounts and notes payable of the consolidated variable interest entities and their subsidiaries ("VIEs") without recourse to the Company of RMB377,839 and RMB348,876 as of December 31, 2022 and 2023, respectively)	666,333	93,851	844,058
Advances from customers (including advances from customers of the consolidated VIEs without recourse to the Company of RMB81,434 and RMB101,513 as of December 31, 2022 and 2023, respectively)	131,338	18,499	118,369
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to the Company of RMB11,548 and RMB14,595 as of December 31, 2022 and 2023, respectively)	18,468	2,601	11,548
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIEs without recourse to the Company of RMB223,080 and RMB152,613 as of December 31, 2022 and 2023, respectively)	302,214	42,565	308,845
Short-term borrowing (including short-term borrowing of the consolidated VIEs without recourse to the Company of nil and RMB100,000 as of December 31, 2022 and 2023, respectively)	100,000	14,085
Income tax payables (including income tax payables of the consolidated VIEs without recourse to the Company of RMB16,151 and RMB17,349 as of December 31, 2022 and 2023, respectively)	17,779	2,504	16,674
Lease liabilities due within one year (including lease liabilities due within one year of the consolidated VIEs without recourse to the Company of RMB4,138 and RMB2,019 as of December 31, 2022 and 2023, respectively)	2,410	339	7,233
Long-term borrowing-current portion	28,029	3,948	20,215
Total current liabilities	1,266,571	178,392	1,326,942
Non-current liabilities
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIEs without recourse to the Company of RMB8,245 and RMB12,766 as of December 31, 2022 and 2023, respectively)	12,766	1,799	8,245
Long-term borrowing	128,701	18,127	114,552
Lease liabilities (including lease liabilities of the consolidated VIEs without recourse to the Company of RMB6,040 and RMB1,503 as of December 31, 2022 and 2023, respectively)	2,713	382	6,792
Total non-current liabilities	144,180	20,308	129,589
Total liabilities	1,410,751	198,700	1,456,531
Commitments and contingencies (Note 21)
Shareholders' equity
Treasury stock	(81,143)	(11,429)	(74,703)
Additional paid-in capital	1,353,634	190,655	1,357,397
Retained earnings	89,711	12,636	174,385
Accumulated other comprehensive loss	(14,328)	(2,018)	(24,335)
Total equity attributable to shareholders of Viomi Technology Co., Ltd (the "Company")	1,347,886	189,846	1,432,756
Non-controlling interests	(4,249)	(599)	(3,593)
Total shareholders' equity	1,343,637	189,247	1,429,163
Total liabilities and shareholders' equity	2,754,388	387,947	2,885,694
Class A Ordinary Shares
Shareholders' equity
Ordinary shares, value	6	1	6
Class B Ordinary Shares
Shareholders' equity
Ordinary shares, value	6	1	6
Third parties
Current assets
Accounts receivable	226,802	31,944	241,652
Related party
Current assets
Accounts receivable	324,223	$ 45,667	360,497
Current liabilities
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to the Company of RMB11,548 and RMB14,595 as of December 31, 2022 and 2023, respectively)	¥ 18,468		¥ 11,548